LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.65%
INVESTMENT COMPANIES–97.65%
Equity Funds–30.55%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	289,546	$3,595,584
LVIP Delaware Mid Cap Value Fund	376,658	16,438,485
LVIP Delaware U.S. Growth Fund	514,732	6,085,676
LVIP Delaware Value Fund	1,610,391	44,174,641
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,795,425	24,900,745
LVIP SSGA Mid-Cap Index Fund	1,274,830	17,203,823
LVIP SSGA Nasdaq-100 Index Fund	156,167	2,019,084
LVIP SSGA S&P 500 Index Fund	2,081,022	60,819,934
LVIP SSGA Small-Cap Index Fund	648,680	21,204,706
LVIP T. Rowe Price Growth Stock Fund	632,695	36,513,475
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	505,477	16,167,684
		249,123,837
Fixed Income Funds–57.17%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,705,503	15,636,047
LVIP Delaware Bond Fund	18,054,489	210,298,687
LVIP JPMorgan Core Bond Fund	18,430,587	181,098,948
LVIP JPMorgan High Yield Fund	2,232,607	21,962,156
LVIP PIMCO Low Duration Bond Fund	149,317	1,399,998
LVIP SSGA Bond Index Fund	3,154,879	31,312,175
LVIP SSGA Short-Term Bond Index Fund	452,922	4,502,949
		466,210,960
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.54%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	590,938	$4,365,260
		4,365,260
International Equity Funds–9.39%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,035,894	8,857,929
LVIP Loomis Sayles Global Growth Fund	484,511	7,834,056
LVIP MFS International Growth Fund	844,516	16,992,516
LVIP Mondrian International Value Fund	1,199,883	20,342,817
LVIP SSGA International Index Fund	2,043,577	22,565,178
		76,592,496
Total Affiliated Investments (Cost $682,257,783)		796,292,553

UNAFFILIATED INVESTMENT–2.25%
INVESTMENT COMPANY–2.25%
Money Market Fund–2.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	18,350,031	18,350,031
Total Unaffiliated Investment (Cost $18,350,031)		18,350,031

TOTAL INVESTMENTS–99.90% (Cost $700,607,814)	814,642,584
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	836,242
NET ASSETS APPLICABLE TO 67,608,847 SHARES OUTSTANDING–100.00%	$815,478,826

✧✧Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
4	Australian Dollar	$261,320	$264,923	6/17/24	$—	$(3,603)
9	British Pound	710,269	719,698	6/17/24	—	(9,429)
13	Euro	1,758,494	1,783,188	6/17/24	—	(24,694)
10	Japanese Yen	835,687	860,858	6/17/24	—	(25,171)
					—	(62,897)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	157,350	157,392	6/21/24	—	(42)
16	E-mini Russell 2000 Index	1,716,720	1,687,104	6/21/24	29,616	—
40	E-mini S&P 500 Index	10,617,000	10,382,432	6/21/24	234,568	—
15	E-mini S&P MidCap 400 Index	4,616,100	4,479,331	6/21/24	136,769	—
37	Euro STOXX 50 Index	2,013,835	1,952,985	6/21/24	60,850	—
7	FTSE 100 Index	705,744	687,769	6/21/24	17,975	—
5	OMXS 30 Index	117,923	115,768	4/19/24	2,155	—
2	SPI 200 Index	259,063	252,092	6/20/24	6,971	—
5	TOPIX Index	914,916	884,699	6/13/24	30,217	—
					519,121	(42)
Total Futures Contracts					$519,121	$(62,939)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$796,292,553	$—	$—	$796,292,553
Unaffiliated Investment Company	18,350,031	—	—	18,350,031
Total Investments	$814,642,584	$—	$—	$814,642,584
Derivatives:
Assets:
Futures Contracts	$519,121	$—	$—	$519,121
Liabilities:
Futures Contracts	$(62,939)	$—	$—	$(62,939)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.65%@
Equity Funds-30.55%@
✧✧LVIP Channing Small Cap Value Fund	$3,589,176	$715	$305,083	$36,328	$274,448	$3,595,584	289,546	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	16,359,216	3,291	1,333,751	80,835	1,328,894	16,438,485	376,658	—	—
✧✧LVIP Delaware U.S. Growth Fund	4,004,922	1,706,105	179,973	10,304	544,318	6,085,676	514,732	—	—
✧✧LVIP Delaware Value Fund	41,510,678	631,117	1,525,099	21,089	3,536,856	44,174,641	1,610,391	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	24,132,892	5,019	2,115,381	241,178	2,637,037	24,900,745	1,795,425	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	17,069,856	3,407	1,439,058	154,458	1,415,160	17,203,823	1,274,830	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,010,727	415	157,677	30,665	134,954	2,019,084	156,167	—	—
✧✧LVIP SSGA S&P 500 Index Fund	59,829,630	12,382	5,024,634	3,105,241	2,897,315	60,819,934	2,081,022	—	—
✧✧LVIP SSGA Small-Cap Index Fund	21,934,672	4,271	1,741,120	173,986	832,897	21,204,706	648,680	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	35,438,570	7,462	3,349,015	1,101,361	3,315,097	36,513,475	632,695	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	16,272,559	3,274	1,795,874	56,758	1,630,967	16,167,684	505,477	—	—
Fixed Income Funds-57.17%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	15,450,352	713,490	579,795	(34,021)	86,021	15,636,047	1,705,503	—	—
✧✧LVIP Delaware Bond Fund	213,796,358	5,690,358	7,777,960	(1,309,814)	(100,255)	210,298,687	18,054,489	—	—
✧✧LVIP JPMorgan Core Bond Fund	183,374,010	5,293,075	6,699,540	69,359	(937,956)	181,098,948	18,430,587	—	—
✧✧LVIP JPMorgan High Yield Fund	22,205,582	327,878	811,715	(58,594)	299,005	21,962,156	2,232,607	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	4,456,765	964	3,082,352	28,654	(4,033)	1,399,998	149,317	—	—
✧✧LVIP SSGA Bond Index Fund	31,697,008	1,021,971	1,159,592	(146,340)	(100,872)	31,312,175	3,154,879	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	5,229,959	1,130	760,610	(8,012)	40,482	4,502,949	452,922	—	—
Global Equity Fund-0.54%@
✧✧LVIP BlackRock Real Estate Fund	4,647,117	914	202,010	2,877	(83,638)	4,365,260	590,938	—	—
International Equity Funds-9.39%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,936,539	1,812	610,635	51,832	478,381	8,857,929	1,035,894	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	8,154,793	1,662	852,537	221,665	308,473	7,834,056	484,511	—	—
✧✧LVIP MFS International Growth Fund	17,305,889	3,573	1,104,322	74,854	712,522	16,992,516	844,516	—	—
✧✧LVIP Mondrian International Value Fund	20,636,255	21,866	742,138	21,316	405,518	20,342,817	1,199,883	—	—
✧✧LVIP SSGA International Index Fund	22,730,863	4,653	1,375,114	61,213	1,143,563	22,565,178	2,043,577	—	—
Total	$800,774,388	$15,460,804	$44,724,985	$3,987,192	$20,795,154	$796,292,553		$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–4